DEFERRED CHARGES, NET (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Charges Net Disclosure [Abstract]
Deferred Charges, Net
The movement of the deferred charges, net, as of December 31, 2013 is as follows:

	Financing Costs	Other Costs	Total
Net Book Value at December 31, 2010	12,785	255	13,040
Additions	622	80	702
Amortization	(2,948)	-	(2,948)
Write-offs	(4,647)	(335)	(4,982)
Transfer to Vessels Under Construction	(70)	-	(70)
Net Book Value at December 31, 2011	$5,742	$-	$5,742
Additions	564	-	564
Amortization	(1,781)	-	(1,781)
Write-offs	(3,952)	-	(3,952)
Net Book Value at December 31, 2012	$573	$-	$573
Additions	376	-	376
Amortization	(460)	-	(460)
Net Book Value at December 31, 2013	$489	$-	$489

December 31, 2013
Current	$489	$-	$489
December 31, 2012
Current	$573	$-	$573